TAXES ON INCOME (Tables)	6 Months Ended
Jun. 30, 2012
TAXES ON INCOME [Abstract]
Schedule of Income Tax Rates
Years	Development Zone A	Other Areas in Israel

"Preferred enterprise"
2011-2012	10%	15%
2013-2014	7%	12.5%
2015 and thereafter	6%	12%
"Special Preferred Enterprise" commencing 2011	5%	8%

Schedule of the Components of Loss before Income Taxes
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Profit (loss) before taxes on income:
InspireMD, Inc.	$(2,226)	$(7,029)	$-	$-
InspireMD Ltd.	(4,814)	(7,636)	(3,115)	(2,624)
InspireMD GmbH	(9)	2	(258)	(53)
	$(7,049)	$(14,663)	$(3,373)	$(2,677)

Schedule of Current Taxes on Income
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Loss before taxes on income, as reported in the statements of operations	$7,049	$14,663	$3,373	$2,677
Theoretical tax benefit	(2,397)	(4,985)	(1,147)	(910)
Increase in tax benefit resulting from permanent differences	863	601	431	92
Increase (decrease) in taxes on income resulting from the computation of deferred taxes at a rate which is different from the theoretical rate		(116)	62	24
Increase (decrease) in uncertain tax positions - net		(60)	30	30
Decrease in theoretical tax benefit resulting from subsidiaries different tax rate	434	1,385	304	214
Change in corporate tax rates, see c above		(545)	-	481
Change in valuation allowance	1,132	3,722	367	116
	$32	$2	$47	$47

Schedule of the Changes in the Valuation Allowance
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at the beginning of the year	$6,918	$3,196	$2,829	$2,713
Changes during the year	1,132	3,722	367	116
Balance at the end of the year	$8,050	$6,918	$3,196	$2,829

Reconciliation of Unrecognized Tax Benefits
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at beginning of period	$-	$60	$30	$0
Increase in unrecognized tax benefits as a result of tax positions taken during the year			30	30
Decrease in unrecognized tax benefits as a result of tax positions taken during a prior year		(60)
Balance at end of period	$-	$-	$60	$30

Schedule of Open Tax Years
Jurisdiction	Years
U.S.	2008-2011
Israel	2006-2011
Germany	2008-2011

Schedule of Deferred Tax Assets and Liabilities
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010
	($ in thousands)
Short-term:
Allowance for doubtful accounts	$54	$37	$36
Provision for vacation and recreation pay	70	69	38
	124	106	74
Long-term:
R&D expenses	746	522	531
Convertible debenture	(1,251)
Non cash issuance costs	89
Share-based compensation	693	276
Carry forward tax losses	7,631	6,000	2,582
Accrued severance pay, net	18	14	9
	7,926	6,812	3,122
Less-valuation allowance	(8,050)	(6,918)	(3,196)
	$-	$-	$-